IDS
 Emerging
 Markets Fund
 1998 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) Compass

The goal of IDS Emerging Markets Fund, a part of IDS Global Series, Inc., is long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

American Express Financial Advisors

Distributed by American Express Financial Advisors Inc.

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Expanding Your Opportunities
As free enterprise expands around the world, so do investment opportunities. Some of the most exciting ones can be found in the so-called "emerging markets" -- smaller economies located largely in Asia, Latin America and Eastern Europe. Attracted by their rapid growth potential, many aggressive investors have made these markets, which have a higher-than-average risk level, an integral part of their portfolios.

IDS EMERGING MARKETS FUND (This annual report is not part of the prospectus.)

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Table of Contents

1998 ANNUAL REPORT
The purpose of this annual report is to tell
investors how the Fund performed.
From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     10
Financial Statements (Fund)                             11
Notes to Financial Statements (Fund)                    14
Independent Auditors' Report (Portfolio)                18
Financial Statements (Portfolio)                        19
Notes to Financial Statements (Portfolio)               22
Investments in Securities                               27
Federal Income Tax Information                          34


1998 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p

Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              22p
Personalized Shareholder Information                 24p
Master/Feeder Structure                              25p
About the Company                                    26p
Quick Telephone Reference                            28p
Financial Highlights                                 29p

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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(picture of) William R. Pearce
William R. Pearce
Chairman of the board

From the Chairman
If you're an experienced investor, you know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

That potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

(Signature of) William R. Pearce
William R. Pearce


(picture of) Ian King
Ian King
Portfolio manager

From the Portfolio Manager
Major declines in smaller foreign markets late in the fiscal year led to a disappointing period for IDS Emerging Markets Fund. Over the 12 months from November 1997 through October 1998, the Fund's Class A shares lost 33.74%.

The volatile tone that characterized the period was set in the fall of 1997, which found much of the world reeling from a meltdown in Asian markets. Although the financial crisis was confined to Asia, many smaller markets in other parts of the world suffered as well, as worried investors hastily dumped shares in any market that appeared susceptible to a spreading of the "Asian flu."

IDS EMERGING MARKETS FUND (This annual report is not part of the prospectus.)

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The situation improved a bit over the winter, especially in February, when the
Fund's holdings in Brazil and Eastern Europe rebounded strongly. But by spring, the Asian flu had spread to Russia, which in turn sent emerging markets as a whole into a tailspin. When Russia was ultimately forced to devalue its currency in August, markets throughout the world, even the major ones in Europe and the U.S., fell in dramatic fashion. Still, the period did end on a positive note, as many markets bounced back strongly in October.

A FEW BRIGHT SPOTS
As for the Fund, its performance largely followed the pattern of the emerging markets as a group. To its overall benefit, I maintained very little exposure to Asia during the fiscal year, while keeping relatively large exposures to Greece and Israel, which were essentially unaffected by the problems in the rest of the emerging markets. In fact, Greece performed extremely well during the 12 months.

Still, there was no avoiding the difficult market conditions. To try to temper the impact, last spring I reduced the Fund's exposure to Russia and substantially raised the level of cash reserves (to more than 20%). I also maintained considerable diversification in the portfolio, which included holdings in Brazil, Mexico, Argentina, Chile, China, South Africa, Hungary, Thailand and Turkey, in addition to those mentioned earlier.

As performance picked up in October, I began reducing the cash level and putting more money to work in stocks. That decision reflects my belief that the worst is probably over for the emerging markets, though I fully expect periods of considerable volatility. For investors who are comfortable with that likelihood, I think it's reasonable to expect better performance in the year ahead.

(Signature of) Ian King
Ian King

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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Fund Facts

 Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                     $ 3.44
Oct. 31, 1997                                                     $ 5.33
Decrease                                                          $ 1.89

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                       $ 0.14
From capital gains                                                $   --
Total distributions                                               $ 0.14

Total return*                                                     -33.74%**

 Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                     $ 3.39
Oct. 31, 1997                                                     $ 5.29
Decrease                                                          $ 1.90

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                       $ 0.14
From capital gains                                                $   --
Total distributions                                               $ 0.14

Total return*                                                     -34.24%**

 Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                     $ 3.45
Oct. 31, 1997                                                     $ 5.33
Decrease                                                          $ 1.88

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                       $ 0.14
From capital gains                                                $   --
Total distributions                                               $ 0.14

Total return*                                                     -33.66%**

* The prospectus discusses the effect of sales charges, if any, on the various classes.
** The total return is a hypothetical investment in the Fund with all distributions reinvested.

IDS EMERGING MARKETS FUND (This annual report is not part of the prospectus.)

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  The 10 Largest Holdings

                                               Percent             Value
                                           (of net assets) (as of Oct. 31, 1998)

 Natl Bank of Greece (Greece)                   3.14%           $8,945,684
 Telecomunicacoes Brasileiras (Brazil)          2.81             8,003,812
 Samsung Electronics GDR (South Korea)          2.66             7,588,174
 Compania de Telecomunicaciones de Chile
    ADR (Chile)                                 2.58             7,347,395
 Telefonica de Argentina ADR (Argentina)        2.44             6,943,125
 Compania de Minas Buenaventura ADR (Peru)      2.30             6,543,840
 Persetel Q Data Holdings (South Africa)        2.29             6,524,136
 Compal Electronics (Taiwan)                    2.17             6,188,060
 Mahanagar Telephone Nigam GDR (India)          2.16             6,168,963
 China Telecom (Hong Kong)                      2.05             5,855,596

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) pie chart

The 10 holdings listed here make up 24.60% of net assets

(This annual report is not part of the prospectus.)       ANNUAL REPORT -- 1998

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Making the Most of the Fund

BUILD YOU ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o  your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

IDS  EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How $10,000 has grown in IDS Emerging Markets Fund

$20,000

$10,000
                            X MSCI Emerging Markets
                              Free Index
$ 9,500
                                        X Lipper
                                         Emerging Markets
                                         Fund Index
                                                              X $6,726
                                                                Emerging Markets
                                                                Fund-Class A

12/1/96  1/97   4/97   7/97   10/97   1/98   4/98   7/98   10/98


 Average annual total return (as of Oct. 31, 1998):
                         1 year                         Since inception*
 Class A                -37.05%                             -18.28%
 Class B                -36.80%                             -18.42%
 Class Y                -33.66%                             -16.07%

* Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 10/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $186. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the MSCI Emerging Markets Free Index and the Lipper Emerging Markets Fund Index. In comparing IDS Emerging Markets Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is an unmanaged market capitalization-weighted index compiled from a composite of securities markets of 26 emerging market countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Emerging Markets Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 31 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.) ANNUAL REPORT -- 1998

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The financial statements contained in Post-Effective Amendment #31 to
Registration Statement No. 33-25824 filed on or about December 28, 1998, are incorporated herein by reference.
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Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Emerging Markets Fund
Fiscal year ended Oct. 31, 1998

Class A
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.14019

The distribution of $0.14019 per share is from net short-term capital gains and is taxable as dividend income.

Class B

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.14019

The distribution of $0.14019 per share is from net short-term capital gains and is taxable as dividend income.

Class Y

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 29, 1997                                                   $0.14019

The distribution of $0.14019 per share is from net short-term capital gains and is taxable as dividend income.

IDS EMERGING MARKETS FUND  (This annual report is not part of the prospectus.)

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IDS Emerging Markets Fund
IDS Tower 10
Minneapolis, MN 55440-0010


American Express
Financial Advisors


S-6354 D (12/98)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.